Offerings	Dec. 23, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 514,031,274.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 70,987.72
Offering Note	(a)The Transaction Valuation is calculated as the aggregate maximum purchase price for shares (the "Shares") of Blue Owl Technology Income Corp.'s (the "Registrant") issued and outstanding Class S common stock, par value $0.01 per share, Class D common stock, par value $0.01 per share, and Class I common stock, par value $0.01 per share, based upon the net asset value per share as of September 30, 2025, of $10.42. This amount is based upon the Registrant's offer to purchase up to 65,771,325 Shares. (b)This amount represents the increase in the maximum number of Shares that the Registrant is offering to purchase to 65,771,325.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 171,305,932.00
Amount of Registration Fee	$ 23,657.35
Offering Note	(a)The Transaction Valuation is calculated as the aggregate maximum purchase price for shares (the "Shares") of Blue Owl Technology Income Corp.'s (the "Registrant") issued and outstanding Class S common stock, par value $0.01 per share, Class D common stock, par value $0.01 per share, and Class I common stock, par value $0.01 per share, based upon the net asset value per share as of September 30, 2025, of $10.42. This amount is based upon the Registrant's offer to purchase up to 65,771,325 Shares. (b). This amount represents the previous aggregate amount of $171,305,932.00 of the Registrant's Offer to Purchase.